Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets
Accrued operating (and interest) expenses	$ 2,377	$ 1,727
Net operating loss / Tax loss carry forward	4,642	404
Contingent consideration	1,792	1,581
Accrued expense for stock-based compensation	781
Other	500	332
Total deferred tax assets	10,092	4,044
Valuation allowance	(1,724)	(395)
Total deferred tax assets after valuation allowance	8,368	3,649
Deferred tax liabilities
Accounts receivable and revenue accruals	(766)	(353)
Inventory and deferred cost of revenue	(523)	(76)
Property and equipment	(2,116)	(2,081)
Intangible assets	(18,447)	(3,476)
Total deferred tax liabilities	(21,852)	(5,986)
Net deferred tax asset, non - current	3,423	3,174
Net deferred tax liability, non-current	(16,907)	(5,511)
Net deferred tax liabilities	(13,484)	(2,337)
Net operating loss carryforwards	20,151
Tax benefit related to recognition of net operating losses	1,807
Undistributed earnings of foreign subsidiaries that are indefinitely reinvested	15,736	11,496
Unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group	804	605
Tax benefit from the utilization of investment tax credit	$ 581	$ 598